Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Schedule of cumulative redeemable preferred stock outstanding

Series	Shares Outstanding	Issue Price	Dividend Rate
Series E	4,000,000	$25/share	7.25%
Series F	7,820,000	$25/share	7.10%

Schedule of Company's annual preferred stock dividends per share

	Series E			Series F
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
	(unaudited)
Ordinary dividends	$1.4335	$1.6695	$1.2572	$1.4038	$1.6350	$1.2312
Capital gain dividends	0.3790	0.1430	0.5553	0.3712	0.1400	0.5438

	$1.8125	$1.8125	$1.8125	$1.7750	$1.7750	$1.7750

Schedule of Company's annual common stock dividends per share

	Year Ended December 31,
	2011	2010	2009
	(unaudited)
Ordinary dividends	$0.9259	$1.0935	$1.2763
Capital gain dividends	0.2448	0.0937	0.5637
Nondividend distributions	0.7493	0.6728	—

	$1.9200	$1.8600	$1.8400

Schedule of company's common stock issuances

	Year Ended December 31,
	2011	2010
	(shares in thousands)
Dividend Reinvestment and Stock Purchase Plan ("DRIP")	1,910	1,338
Conversion of DownREIT units	80	167
Exercise of stock options	1,157	253
Restricted stock awards(1)	—	224
Vesting of restricted stock units(1)	228	276
(1)
Issued under the Company's 2006 Performance Incentive Plan.

Schedule of accumulated other comprehensive income (loss)

	December 31,
	2011	2010
	(in thousands)
AOCI—unrealized losses on cash flow hedges, net	$(15,712)	$(10,312)
Supplemental Executive Retirement Plan minimum liability	(2,794)	(2,299)
Cumulative foreign currency translation adjustment	(1,076)	(626)

Total accumulated other comprehensive loss	$(19,582)	$(13,237)